Goodwill and Intangible Assets - Changes To The Net Book Value Of Goodwill And Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 48.7	$ 49.9
Additions	4.9	4.5
Acquisitions through business combinations (note 3)		3.8
Amortization	(8.9)	(9.4)	$ (9.2)
Foreign exchange and other	0.1	(0.1)
Intangible assets and goodwill, ending balance	44.8	48.7	49.9
Goodwill
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	23.2	19.5
Acquisitions through business combinations (note 3)		3.7
Foreign exchange and other	0.0	0.0
Intangible assets and goodwill, ending balance	23.2	23.2	19.5
Other intangible assets
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	15.9	21.9
Additions	0.0	0.0
Acquisitions through business combinations (note 3)		0.0
Amortization	(5.5)	(6.0)
Foreign exchange and other	0.0	0.0
Intangible assets and goodwill, ending balance	10.4	15.9	21.9
Computer software assets
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	9.6	8.5
Additions	4.9	4.5
Acquisitions through business combinations (note 3)		0.1
Amortization	(3.4)	(3.4)
Foreign exchange and other	0.1	(0.1)
Intangible assets and goodwill, ending balance	$ 11.2	$ 9.6	$ 8.5